SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Intangible assets (Details) - USD ($)	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Impairment loss	$ 123,646
Intangible asset value	$ 0	$ 147,538
Software and platform | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	2 years
Software and platform | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	10 years